Benefit Plans, Plan Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Amortization of prior service credit (cost)	$ (13)	$ 313	$ (405)
Prior service cost		0
Retirement Plan [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	6,550	1,170
Accumulated benefit obligation for pension benefits	23,200	23,000
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	0	0	0
Interest cost	1,213	888	856
Expected return on plan assets	(2,684)	(3,227)	(2,846)
Amortization of net loss (gain)	0	0	0
Net periodic pension credit	(1,471)	(2,339)	(1,990)
Net actuarial (gain) loss included in other comprehensive income (loss)	(5,380)	4,869	(7,439)
Amortization of prior service credit (cost)	0	0
Prior service cost		0
Total amount recognized in other comprehensive loss	(5,380)	4,869	(7,439)
Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	(6,851)	2,530	(9,429)
Postretirement Benefits [Member]
Amounts recognized in accumulated other comprehensive income (loss) [Abstract]
Net actuarial loss (gain)	(7,912)	(5,760)
Prior service cost	68	81
Total	(7,844)	(5,679)
Components of the net periodic pension income and other amounts recognized in other comprehensive income (Loss) [Abstract]
Service cost	11	18	75
Interest cost	271	207	190
Expected return on plan assets	(1,157)	(1,332)	(1,163)
Amortization of net loss (gain)	(423)	(1,008)	(674)
Amortization of prior service cost (credit)	13	(313)	405
Net periodic pension credit	(1,285)	(2,428)	(1,167)
Net actuarial (gain) loss included in other comprehensive income (loss)	(2,575)	3,397	(3,469)
Amortization of prior service credit (cost)	(13)	313	(405)
Prior service cost	0	0	611
Amortization of net gain	423	1,008	674
Total amount recognized in other comprehensive loss	(2,165)	4,718	(2,589)
Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	(3,450)	$ 2,290	$ (3,756)
Amounts of net gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	734
Amount of prior service credit that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 13